Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Value Line Small Cap Opportunities Fund, Inc.
Entity Central Index Key	0000895429
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000162155
Shareholder Report [Line Items]
Fund Name	Value Line Small Cap Opportunities Fund, Inc.
Class Name	Institutional
Trading Symbol	VLEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Small Cap Opportunities Fund, Inc. (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%	[1]
AssetsNet	$ 826,611,913
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$826,611,913
# of Portfolio Holdings	51
Portfolio Turnover Rate	15%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Table Summary
Value	Value
Common Stocks	97.7%
Cash & Other Assets - Net	2.3%

Sector Weightings (% of Total Investments In Securities)*

Table Summary
Value	Value
Communication Services	0.5%
Materials	1.8%
Consumer Staples	2.5%
Healthcare	7.5%
Consumer Discretionary	8.4%
Financials	9.6%
Information Technology	10.2%
Industrials	59.5%

* Excludes Short-term Investments, if any.

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

Table Summary
Watts Water Technologies, Inc.	6.6%
RBC Bearings, Inc.	6.1%
Woodward, Inc.	5.8%
Applied Industrial Technologies, Inc.	5.5%
Federal Signal Corp.	4.5%
SPX Technologies, Inc.	4.3%
Ensign Group, Inc.	4.1%
CACI International, Inc.	3.9%
Rush Enterprises, Inc.	3.4%
Primerica, Inc.	3.3%

Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com
C000020634
Shareholder Report [Line Items]
Fund Name	Value Line Small Cap Opportunities Fund, Inc.
Class Name	Investor
Trading Symbol	VLEOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Small Cap Opportunities Fund, Inc. (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$65	1.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.23%	[2]
AssetsNet	$ 826,611,913
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$826,611,913
# of Portfolio Holdings	51
Portfolio Turnover Rate	15%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Table Summary
Value	Value
Common Stocks	97.7%
Cash & Other Assets - Net	2.3%

Sector Weightings (% of Total Investments In Securities)*

Table Summary
Value	Value
Communication Services	0.5%
Materials	1.8%
Consumer Staples	2.5%
Healthcare	7.5%
Consumer Discretionary	8.4%
Financials	9.6%
Information Technology	10.2%
Industrials	59.5%

* Excludes Short-term Investments, if any.

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

Table Summary
Watts Water Technologies, Inc.	6.6%
RBC Bearings, Inc.	6.1%
Woodward, Inc.	5.8%
Applied Industrial Technologies, Inc.	5.5%
Federal Signal Corp.	4.5%
SPX Technologies, Inc.	4.3%
Ensign Group, Inc.	4.1%
CACI International, Inc.	3.9%
Rush Enterprises, Inc.	3.4%
Primerica, Inc.	3.3%

Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com

[1]	Annualized.
[2]	Annualized.